Income Tax	12 Months Ended
Apr. 30, 2022
Major components of tax expense (income) [abstract]
Disclosure of income tax [text block]
13.	Income Tax
The Company had no assessable profit for the years ended April 30, 2022 and 2021. A reconciliation of the provision for income taxes computed at the combined
Canadian
federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statements of loss for the years ended April 30, 2022 and 2021 is as follows:

	For the year ended April 30,
	2022 ($)	2021 ($)

Net loss before tax for the year	6,449	1,855
Statutory rate	27.00%	27.00%

Recovery of income taxes at statutory rates	1,741	501
Non-deductible permanent differences	(400)	(48)
Change in unrecognized deferred income tax assets	851	25
Other	—	—

Tax recovery for the year	2,192	478

The significant component of the Company’s deferred tax assets and liabilities recognized are as follows:

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Deferred tax liabilities:
Excess of accounting value of short-term investments over tax value	(3,062)	(869)

Deferred tax assets:
Non-capital losses carry-forward	3,062	869

	—	—

The temporary differences for which deferred income tax assets are not recognized are as follows:

	As at April 30, 2022 ($)	As at April 30, 2021 ($)

Non-capital loss carry-forward	3,995	6,798
Financing costs	2,927	1,025

Unrecognized deferred income tax assets	6,922	7,823

The deferred tax assets have not been recognized in the consolidated financial statements, as management does not consider it more likely than not that those assets will be realized in the near future. The Company has non-capital
losses which may be carried-forward to reduce taxable income in future years. The non-capital
losses of $321, $3,282, $4,902, $1,680 and $5,152 in Canada will expire on April 30, 2038, 2039, 2040, 2041 and 2042, respectively.